Preliminary Purchase Price Allocation (Details 1) ₩ in Thousands	12 Months Ended
Dec. 31, 2025 KRW (₩)
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 12,722,547
Customer Relationships [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 2,457,000
Estimated useful lives	9 years 9 months 18 days
Valuation methodology	Multi-period excess earnings method
Backlog [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 2,884,000
Estimated useful lives	5 years
Valuation methodology	Multi-period excess earnings methos
Technology [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 4,716,000
Estimated useful lives	7 years
Valuation methodology	Relief from royalty method
Brand [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 1,643,000
Valuation methodology	Relief from royalty method
Other Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Approximate fair value	₩ 1,022,547
Estimated useful lives	5 years
Valuation methodology	Replacement Cost method